Fair Value Measures - Additional Information (Detail) (USD $) In Millions, unless otherwise specified				3 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013 Revenue Customer	Mar. 31, 2013 Accounts Receivable Customer	Dec. 31, 2012 Maximum	Dec. 31, 2011 Maximum	Mar. 31, 2013 Fair Value, Inputs, Level 2 Maximum	Dec. 31, 2012 Fair Value, Inputs, Level 2 Maximum	Mar. 31, 2013 Fair Value, Inputs, Level 1	Mar. 31, 2013 Original	Dec. 31, 2012 Original
Fair Value Measurements Disclosure [Line Items]
Interest rate cap fair value						$ 0.1	$ 0.1	$ 0.1	$ 0.1		$ 1.0	$ 1.0
Long Term Debt, Carrying Value	788.0
Long Term Debt, Fair Value		$ 973.0	$ 898.0							$ 795.9
Concentration risk percentage				10.00%
Number Of Customer Generating more than 10%				0
Concentration risk percentage					10.00%
Clients accounting for more than benchmark					0